Continued Consideration	6 Months Ended
Jun. 30, 2025
Continued Consideration [Abstract]
Continued Consideration

Note 23- Continued Consideration

During the six months ended, the fair value of contingent consideration was reassessed based on a refinement of prior assumptions and updated contractual interpretation. The fair value of contingent consideration was remeasured to EUR118,000 of June 30, 2025.